Related party relationship and transactions	12 Months Ended
Mar. 31, 2022
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Related party relationship and transactions

32.	Related party relationship and transactions
List of subsidiaries and associates as at March 31, 2022, are provid
e
d in the table below:

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation

Wipro, LLC			USA
	Wipro Gallagher Solutions, LLC		USA
		Wipro Opus Risk Solutions LLC (formerly known as Wipro Opus Mortgage Solutions LLC)	USA
	Wipro Insurance Solutions, LLC		USA
	Wipro IT Services, LLC		USA
		HealthPlan Services, Inc. **	USA
		Wipro Appirio, Inc. **	USA
		Designit North America, Inc.	USA
		Infocrossing, LLC	USA
		Wipro US Foundation	USA
		International TechneGroup Incorporated **	USA
		Wipro Designit Services, Inc. **	USA
		Wipro VLSI Design Services, LLC	USA
		Cardinal US Holdings, Inc. **	USA
		LeanSwift Solutions, Inc. **	USA
		Edgile, LLC	USA
Wipro Overseas IT Services Private Limited			India
Wipro Japan KK			Japan
	Designit Tokyo Ltd.		Japan

Wipro Shanghai Limited			China
Wipro Trademarks Holding Limited			India
Wipro Travel Services Limited			India
Wipro Holdings (UK) Limited			U.K.
	Designit A/S		Denmark
		Designit Denmark A/S	Denmark
		Designit Germany GmbH	Germany
		Designit Oslo A/S	Norway
		Designit Sweden AB	Sweden
		Designit T.L.V Ltd.	Israel
		Designit Spain Digital, S.L.U	Spain
	Wipro Europe Limited		U.K.
		Wipro UK Limited	U.K.
	Wipro Financial Services UK Limited		U.K.
	Wipro IT Services S.R.L.		Romania
	Wipro Gulf LLC		Sultanate of Oman
	Wipro Bahrain Limited Co. W.L.L		Bahrain
	Wipro 4C NV		Belgium
		Wipro 4C Danmark ApS	Denmark
		Wipro 4C Nederland B.V (formerly known as 4C Nederland B.V)	Netherlands
		Wipro Weare4C UK Limited **	U.K.
		Wipro 4C Consulting France SAS	France
Wipro IT Services UK Societas			U.K.
	Wipro Doha LLC #		Qatar
	Wipro Technologies SA DE CV		Mexico
	Wipro Holdings Hungary Korlátolt Felelősségű Társaság		Hungary
		Wipro Holdings Investment Korlátolt Felelősségű Társaság	Hungary

	Wipro Information Technology Egypt SAE		Egypt
	Wipro Arabia Co. Limited *		Saudi Arabia
		Women’s Business Park Technologies Limited *	Saudi Arabia
	Wipro Poland SP Z.O.O		Poland
	Wipro IT Services Poland SP Z.O.O		Poland
	Wipro Technologies Australia Pty Ltd		Australia
		Ampion Holdings Pty Ltd **	Australia
	Wipro Technologies South Africa (Proprietary) Limited		South Africa

		Wipro Technologies Nigeria Limited	Nigeria
	Wipro IT Service Ukraine, LLC		Ukraine
	Wipro Information Technology Netherlands BV.		Netherlands
		Wipro Portugal S.A. **	Portugal
		Wipro Technologies Limited	Russia
		Wipro Technology Chile SPA	Chile
		Wipro Solutions Canada Limited	Canada
		Wipro Information Technology Kazakhstan LLP	Kazakhstan
		Wipro Technologies W.T. Sociedad Anonima	Costa Rica
		Wipro Outsourcing Services (Ireland) Limited	Ireland
		Wipro Technologies Peru SAC	Peru
		Wipro do Brasil Technologia Ltda **	Brazil
	Wipro Technologies SA		Argentina
	Wipro Technologies S.R.L		Romania
	PT WT Indonesia		Indonesia
	Wipro (Thailand) Co. Limited		Thailand
	Rainbow Software LLC		Iraq
	Cardinal Foreign Holdings S.á.r.l		Luxembourg
		Cardinal Foreign Holdings 2 S.á.r.l **	Luxembourg
Wipro Networks Pte Limited			Singapore
	Wipro (Dalian) Limited		China
	Wipro Technologies SDN BHD		Malaysia
Wipro Chengdu Limited			China
Wipro Philippines, Inc.			Philippines
Wipro IT Services Bangladesh Limited			Bangladesh
Wipro HR Services India Private Limited			India
Encore Theme Technologies Private Limited *			India
Wipro VLSI Design Services India Private Limited (Formerly known as Eximius Design India Private Limited)			India
Capco Technologies Private Limited			India

*
All the above direct subsidiaries are 100% held by the Company except that the Company holds 96.68% of the equity securities of Encore Theme Technologies Private Limited, 66.67% of the equity securities of Wipro Arabia Co. Limited and 55% of the equity securities of Women’s Business Park Technologies Limited are held by Wipro Arabia Co. Limited.

The remaining 3.32% equity securities of Encore Theme Technologies Private Limited will be acquired subject to and after receipt of certain regulatory approvals/confirmations.

# 51% of equity securities of Wipro Doha LLC are held by a local shareholder. However, the beneficial interest in these holdings is with the Company.
The Company controls ‘The Wipro SA Broad Based Ownership Scheme Trust’, ‘Wipro SA Broad Based Ownership Scheme SPV (RF) (PTY) LTD incorporated in South Africa and Wipro Foundation in India.

**
Step Subsidiary details of Wipro Portugal S.A, Wipro do Brasil Technologia Ltda, HealthPlan Services, Inc, International TechneGroup Incorporated, Wipro Appirio, Inc., Wipro Designit Services, Inc., Wipro Weare4C UK Limited, Cardinal US Holdings, Inc., Cardinal Foreign Holdings 2 S.á.r.l, Ampion Holdings Pty Ltd, and LeanSwift Solutions, Inc. are as follows:

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation
Wipro Portugal S.A.			Portugal
	Wipro Technologies GmbH		Germany
		Wipro IT Services Austria GmbH	Austria
		Wipro Business Solutions GmbH (formerly known as Metro-nom GmbH) ***	Germany
Wipro do Brasil Technologia Ltda			Brazil

	Wipro Do Brasil Sistemetas De Informatica Ltd		Brazil
	Wipro do Brasil Servicos Ltda		Brazil
HealthPlan Services, Inc.			USA
	HealthPlan Services Insurance Agency, LLC		USA
International TechneGroup Incorporated			USA
	International TechneGroup Ltd.		U.K.
	ITI Proficiency Ltd		Israel
	Wipro Italia S.R.L. (formerly known as International TechneGroup S.R.L.)		Italy
		MechWorks S.R.L.	Italy
Wipro Appirio, Inc.			USA
	Wipro Appirio, K.K. (formerly known as Appirio, K.K)		Japan
	Topcoder, LLC.		USA
	Wipro Appirio (Ireland) Limited		Ireland
		Wipro Appirio UK Limited	U.K.
Wipro Designit Services, Inc.			USA
	Wipro Designit Services Limited		Ireland

Wipro Weare4C UK Limited			U.K.
	CloudSocius DMCC		UAE
Cardinal Foreign Holdings 2 S.á.r.l			Luxembourg
	Grove Holdings 2 S.á.r.l		Luxembourg
		The Capital Markets Company BV ***	Belgium
		Capco Brasil Serviços E Consultoria Em Informática Ltda	Brazil
Cardinal US Holdings, Inc.			USA
	The Capital Markets Company LLC		USA
		CAPCO (US) LLC	USA
	Capco Consulting Services LLC		USA
	Capco RISC Consulting LLC		USA
	ATOM Solutions LLC		USA
	NEOS Holdings LLC		USA
		NEOS LLC	USA
		NEOS Software LLC	USA
Ampion Holdings Pty Ltd			Australia
	Ampion Pty Ltd		Australia
		Crowdsprint Pty Ltd	Australia
		Revolution IT Pty Ltd	Australia
		Iris Holdco Pty Ltd ***	Australia
LeanSwift Solutions, Inc.			USA
	LeanSwift Solutions, LLC		USA
	LeanSwift AB		Sweden
***	St e p Subsidiary details of The Capital Markets Company BV, Wipro Business Solutions GmbH (formerly known as Metro-nom GmbH) and Iris Holdco Pty Ltd are as follows:

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation
The Capital Markets Company BV			Belgium
	Capco Belgium BV		Belgium
	The Capital Markets Company (UK) Ltd		UK
		Capco (UK) 1, Limited	UK
	The Capital Markets Company Limited		Canada
		Capco (US) GP LLC ****	USA
	The Capital Markets Company Limited		Hong Kong
		Capco Consulting Services (Guangzhou) Company Limited	China
	The Capital Markets Company s.r.o		Slovakia
	The Capital Markets Company S.A.S		France
	Capco Poland sp. z.o.o		Poland
	The Capital Markets Company S.á.r.l		Switzerland
		Andrion AG	Switzerland
	The Capital Markets Company BV		Netherlands
	CapAfric Consulting (Pty) Ltd		South Africa
	Capco Consulting Singapore Pte. Ltd		Singapore
	The Capital Markets Company GmbH		Germany
		Capco Austria GmbH	Austria
	Capco Consultancy (Malaysia) Sdn. Bhd		Malaysia
	Capco Greece Single Member P.C		Greece
	Capco Consultancy (Thailand) Ltd		Thailand
Wipro Business Solutions GmbH (formerly known as Metro-nom GmbH)			Germany
	Wipro Technology Solutions S.R.L (formerly known as Metro Systems Romania S.R.L)		Romania
Iris Holdco Pty Ltd			Australia
	Iris Bidco Pty Ltd		Australia
		Shelde Pty Ltd	Australia

****	Step Subsidiary details of Capco (US) GP LLC is as follows:

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation
Capco (US) GP LLC			USA
	Capco (Canada) GP ULC		Canada
As at March 31, 2022,
Wipro, LLC

held 43.7% int
e
rest in Drivestream Inc, accounted for using the equity method.

The list of controlled trusts are:
Name of the entity	Country of incorporation
Wipro Equity Reward Trust	India
Wipro Foundation	India
Capco (Canada) LP@	Canada
@The Capital Markets Company Limited (Canada) and Capco (Canada) GP ULC act as Limited and General Partners, respectively.

The other related parti e s are:

Name of the related parties:	Nature
Azim Premji Foundation	Entity controlled by Promoters
Azim Premji Foundation for Development	Entity controlled by Promoters
Hasham Traders	Entity controlled by Promoters
Prazim Traders	Entity controlled by Promoters
Zash Traders	Entity controlled by Promoters
Hasham Investment and Trading Co. Pvt. Ltd	Entity controlled by Promoters
Azim Premji Philanthropic Initiatives Pvt. Ltd	Entity controlled by Promoters
Azim Premji Trust	Entity controlled by Promoters
Wipro Enterprises (P) Limited	Entity controlled by Promoters
Wipro GE Healthcare Private Limited	Joint Venture between Wipro Enterprises (P) Limited and General Electric

Key management personnel
Rishad A. Premji	Chairman of the board (designated as “Executive chairman”)
Thierry Delaporte	Chief Executive Officer and Managing Director
Azim H. Premji	Non-Executive non-Independent director (designated as “Founder Chairman”) (1)
William Arthur Owens	Independent Director
M.K. Sharma	Independent Director (2)
Ireena Vittal	Independent Director
Dr. Patrick J. Ennis	Independent Director
Patrick Dupuis	Independent Director
Deepak M. Satwalekar	Independent Director
Tulsi Naidu	Independent Director (3)
Jatin Pravinchandra Dalal	Chief Financial Officer
(1) Mr. Azim H. Premji is the ultimate controlling party.
(2) Mr. M.K. Sharma retired as Independent Director with effect from close of business hours on June 30, 2021.
(3) Ms. Tulsi Naidu was appointed as Independent Director with effect from July 1, 2021 for a term of five years.
Relatives of key management personnel:
—Yasmeen A. Premji
—Tariq A. Premji
The Company has the following related party transactions:

	Entities controlled by Directors						Key Management Personnel
Transactions / balances	2020		2021		2022		2020		2021		2022
Sale of goods and services	₹	43	₹	171	₹	182	₹	—	₹	—	₹	—
Assets purchased		741		423		158		—		—		—
Dividend		3,987		3,760		3,760		243		242		244
Buyback of shares		69,392		91,562		—		4,076		—		—
Rental income		45		50		3		—		—		—
Rent Paid		2		2		2		9		7		8
Others		119		44		49		—		—		—
Key management personnel *
Remuneration and short-term benefits	₹	—	₹	—	₹	—	₹	354	₹	741	₹	805
Other benefits		—		—		—		178		231		376
Balance as at the year end
Receivables	₹	94	₹	241	₹	198	₹	—	₹	—	₹	—
Payables		23		—		—		166		333		293

*
Post-employment benefits comprising compensated absences is not disclosed, as this is determined for the Company as a whole. Other benefits include
₹
 170,
₹
 219, and
₹
 368
as of March 31, 2020, 2021 and 2022, respectively towards amortization of Restricted Stock Units (“RSUs”) granted to them which vest over a period of time. This also includes RSU’s that will vest based on performance parameters of the Company.

All related party transactions were entered at an arm’s length basis and in the ordinary course of business. There are no materially significant related party transactions made by the Company with Promoters, Directors or Key Managerial Personnel, which may have a potential conflict with the interests of the Company at large.